Other Financing Arrangements	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Other Financing Arrangements

14.    Other financing arrangements:

	2020	2019
Other financing arrangements	$879.5	$513.8
Deferred financing fees	(13.7)	(5.3)
Other financing arrangements	865.8	508.5
Current portion of other financing arrangements	(64.1)	(134.6)
Other financing arrangements	$801.7	$373.9

The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the acquisition of vessels.

Under these arrangements, the Company has agreed to transfer the vessels to the counterparties and lease the vessels back from the counterparties over the applicable lease term as a financing lease arrangement. In the arrangements where the shipbuilding contracts are novated to the counterparties, the counterparties assume responsibility for the remaining payments under the shipbuilding contracts.

In certain of the arrangements, the counterparties are companies whose only assets and operations are to hold the Company’s leases and vessels. The Company operates the vessels during the lease term, supervises the vessels’ construction before the lease term begins, if applicable, and/or is required to purchase the vessels from the counterparties at the end of the lease term. As a result, in most cases, the Company is considered to be the primary beneficiary of the counterparties and consolidates the counterparties for financial reporting purposes. In all cases, these arrangements are considered failed-sales. The vessels are recorded as an asset and the obligations under these arrangements are recorded as a liability. The terms of the leases are as follows:

14.    Other financing arrangements (continued):

(i)	COSCO Faith - 13100 TEU vessel:

Under this arrangement, the counterparty has provided financing of $109,000,000. The 12-year lease term began in March 2012, which was the vessel’s delivery date. Lease payments include an interest component based on three month LIBOR plus a 3.0% margin. At the end of the lease, the Company will have the option to purchase the vessel from the lessor for $1. In January 2020, the Company made a prepayment of $48,316,000 on the remaining balance of the arrangement.

(ii)	Leases for three 4500 TEU vessels:

Under these arrangements, the counterparty has provided refinancing of $150,000,000. The five year lease terms began in March 2015. At delivery, the Company sold and leased the vessels back over the terms of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price. The remaining balance was paid in March 2020.

(iii)	Leases for five 11000 TEU vessels:

Under these arrangements, the counterparty has provided financing of $420,750,000. The 17-year lease terms began between August 2017 and January 2018, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 3.3% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price.  In October 2020, the Company made a prepayment of $71,084,000 on the remaining principal balance of one of the 11000 TEU vessels under sales-leaseback financing arrangement.

(iv)	Leases for four 12000 TEU vessels:

Under these arrangements, the counterparty has provided financing of $337,732,000. The 10-year lease terms began in March and April 2020, which were the vessels’ delivery dates. Lease payments include interest components based on one month LIBOR plus a 2.75% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price.

(v)	Leases for two 13000 TEU vessels:

Under these arrangements, the counterparty has provided financing of $138,225,000. The 10-year lease terms began in August and September 2020, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 2.75% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price.

(vi)	Leases for two 12000 TEU vessels:

Under these arrangements, the counterparty has provided financing of $158,400,000. The 10-year and 12-year lease terms began in October and November 2020, respectively, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 2.75% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels throughout their respective lease terms at a pre-determined purchase price.

The weighted average rate of interest, including the margin, was 3.12% at December 31, 2020 (2019 – 5.25%).

14.    Other financing arrangements (continued):

Based on amounts funded for other financing arrangements, payments due to lessors would be as follows:

2021	$64.6
2022	64.6
2023	64.6
2024	64.6
2025	57.4
Thereafter	563.7
$879.5